Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”)
Neuberger Berman Advisers Management Trust® (“AMT Funds”)
Neuberger Berman Equity Funds® (“Equity Funds”)

Supplement to the Summary Prospectuses and Prospectuses of the Funds listed in Schedule A

The following change applies to each of the Summary Prospectuses and Prospectuses for each of the Alternative Funds, AMT Funds and Equity Funds (each, a “Trust”) listed in Schedule A:
The Boards of Trustees of the Trusts (the “Board”) recently approved changes in certain benchmarks of the following funds as indicated in the table below (the “Funds”).

Currently, each Fund uses a benchmark that does not adjust for any foreign tax withholding and assumes full dividend reinvestment (i.e., gross of foreign tax withholdings).  However, each Fund’s performance is impacted by foreign tax withholding and reclaims on foreign dividends.  Accordingly, the Board approved a change in the benchmark of each Fund so that each Fund will use the version of its current benchmark that is net of foreign tax withholdings rather than gross of foreign tax withholdings, which is a more appropriate benchmark for each Fund.

Fund	Current benchmark will switch from gross to net returns.*
Neuberger Berman Emerging Markets Equity Fund	MSCI Emerging Markets Index
Neuberger Berman Global Equity Fund	MSCI All Country World Index
Neuberger Berman Global Real Estate Fund	FTSE EPRA/NAREIT Developed Index
Neuberger Berman Greater China Equity Fund	MSCI China Index
Neuberger Berman International Equity Fund	MSCI EAFE Index
Neuberger Berman International Select Fund	MSCI EAFE Index
International Equity Portfolio	MSCI EAFE Index
Neuberger Berman Global Allocation Fund	60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index** (net for only the MSCI All Country World Index )
* Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.  Gross total return indexes reinvest as much as possible of a company’s dividend distributions, regardless of withholding taxes that a non-resident may experience.
** Effective August 24, 2016, the Barclays Global Aggregate Index changed its name to Bloomberg Barclays Global Aggregate Index.

To reflect the change in the Funds’ benchmarks, the table of average annual total percentage returns appearing in the section of the prospectuses titled “Performance” for each of the below Funds is hereby amended by adding the following information to each table as set forth below:

Neuberger Berman Emerging Markets Equity Fund

Average Annual Total % Returns as of 12/31/14

	1 Year	5 Years	Since Inception (10/8/2008)
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-2.19	1.78	8.72

Neuberger Berman Global Equity Fund

Average Annual Total % Returns as of 12/31/14

	1 Year	Since Inception (6/30/2011)
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	4.16	8.51
Neuberger Berman Greater China Equity Fund
Average Annual Total % Returns as of 12/31/14

	1 Year	Since Inception (7/17/2013)
MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	7.96	15.62
Neuberger Berman International Equity Fund
Average Annual Total % Returns as of 12/31/14

	1 Year	5 Years	Since Inception (6/17/2005)
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-4.90	5.33	4.81

Neuberger Berman International Select Fund
Average Annual Total % Returns as of 12/31/14

	1 Year	5 Years	Since Inception (8/1/2006)
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-4.90	5.33	2.40
International Equity Portfolio
Average Annual Total % Returns as of 12/31/15

	1 Year	5 Years	10 Years
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-0.81	3.60	3.03
Neuberger Berman Global Allocation Fund
Average Annual Total % Returns as of 12/31/15

	1 Year	5 Years	Since Inception (12/29/2010)
60% MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) and 40% Bloomberg Barclays Global Aggregate Index* (reflects no deduction for fees, expenses or taxes)	-2.47	4.16	4.35
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	-2.36	6.09	6.21
* Effective August 24, 2016, the Barclays Global Aggregate Index changed its name to Bloomberg Barclays Global Aggregate Index.

The date of this supplement is September 30, 2016.

Please retain this supplement for future reference.

NEUBERGER BERMAN
Neuberger Berman Investment Advisers LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder services: 800-877-9700
Institutional Services: 800-366-6264
Website: www.nb.com

Schedule A

Fund	Date of Summary Prospectuses and Prospectuses (each as amended or supplemented)
Neuberger Berman Alternative and Multi- Asset Class Funds®
Neuberger Berman Global Allocation Fund	February 29, 2016

Neuberger Berman Advisers Management Trust®

International Equity Portfolio	May 1, 2016

Neuberger Berman Equity Funds®

Neuberger Berman Emerging Markets Equity Fund	December 18, 2015
Neuberger Berman Global Equity Fund	December 18, 2015
Neuberger Berman Global Real Estate Fund	December 18, 2015
Neuberger Berman Greater China Equity Fund	December 18, 2015
Neuberger Berman International Equity Fund	December 18, 2015
Neuberger Berman International Select Fund	December 18, 2015